Long-term debt	12 Months Ended
Mar. 27, 2021
Debt Disclosure [Abstract]
Long-term debt
7.	Long-term debt:

(a)	Long-term debt consists of the following:

	As of
	March 27, 2021	March 28, 2020
	(In thousands)
Term loan from SLR Credit Solutions, bearing interest at an annual rate of CDOR plus 8.25%, repayable at maturity in October 2022, secured by the assets of the Company (net of deferred financing costs of $167,000 and $272,000, respectively). Refer to note 6 for additional information	12,333	12,228
$10 million term loan from Investissement Québec, bearing interest at an annual rate of 3.14%, repayable in 60 equal payments beginning in July 2021 (net of deferred financing costs of $44,000).	9,956	—
USD $1.5 million cash advance owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 15(c))	1,887	2,109
USD $2.5 million loan owing to the Company’s controlling shareholder, Montel, bearing interest at an annual rate of 11%, net of withholding taxes (note 15(c)). Repayable in August 2021.	1,573	1,757
Obligations under finance leases, at annual interest rates between 2.2% and 3.9%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to June 2025.	273	187

	26,022	16,281
Current portion of long-term debt	2,960	64

	$23,062	$16,217

(b)
On July 8, 2020, the Company secured a new
six-year
term loan with Investissement Québec in the amount of $10.0 million, as amended. The secured term loan was used to fund the working capital needs of the Company. The loan bears interest at a rate of 3.14% per annum and is repayable in 60 equal payments beginning in July 2021. The term loan with Investissement Québec requires the Company on an annual basis to have a working capital ratio (defined as current assets divided by current liabilities excluding the current portion of operating lease liabilities) of at least 1.01. As at March 27, 2021, the Company had a working capital ratio of 1.03. On June 2, 2021, the Company obtained a waiver from Investissement Québec with respect to the requirement to meet the working capital ratio at March 26, 2022.

(c)	Future minimum lease payments for finance leases required in the following five years are as follows (in thousands):

Year ending March:
2022	$75
2023	75
2024	69
2025	68
2026	54

341

Less imputed interest	68

$273

(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under finance leases, are as follows (in thousands):

Year ending March:
2022	$2,981
2023	14,575
2024	2,069
2025	2,068
2026	2,054
Thereafter	2,554

$26,301

(e)	As of March 27, 2021 and March 28, 2020, the Company had $0.6 million, and $0.9 million of outstanding letters of credit which were provided to certain lenders, respectively.